Related Party Transactions	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions
31	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as at December 31, 2019:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner

(a)	Transactions

For the years ended December 31, 2017, 2018 and 2019, significant related party transactions were as follows:

	2017 RMB’million	2018 RMB’million	2019 RMB’million
Revenue
Online music services to Tencent Group (note)	33	51	355
Online music services to the Company's associates and associates of Tencent Group	-	18	40
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	20	63	21
Expenses
Operation expenses recharged by Tencent Group	493	589	752
Advertising agency cost to Tencent Group	187	207	231
Content royalties to Tencent Group, the Company’s associates and associates of Tencent Group	45	88	132
Other costs to the Company's associates and associates of Tencent Group	-	14	25

Note: Including revenue from content sublicensing, online advertising and subscriptions provided to Tencent Group pursuant to the Business Cooperation Agreement.

These related party transactions were conducted at prices and terms as agreed by parties involved.

(b)	Balances with related parties

	2018	2019
	RMB’million	RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	971	1,653
The Company's associates and associates of Tencent Group	39	49
Included in prepayments, deposits and other assets from related parties:
Tencent Group	28	50
The Company's associates and associates of Tencent Group	16	23
Included in accounts payable to related parties:
Tencent Group	529	215
The Company's associates and associates of Tencent Group	1	15
Included in other payables and accruals to related parties:
Tencent Group	135	382
The Company’s associates and associates of Tencent Group	-	19

Outstanding balances are unsecured and are repayable on demand.

Note: The balance is mainly arising from user payments collected through various payment channels of Tencent Group pursuant to the Business Cooperation Agreement signed upon the Merger.

31	Related party transactions (Continued)
(c)	Key management personnel compensation

	2017	2018	2019
	RMB’million	RMB’million	RMB’million
Short-term employee benefits	46	64	65
Share-based compensation	107	223	233
	153	287	298